SCHEDULE OF LEASE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Operating lease cost					$ 1,302	$ 1,158
Short-term lease cost					14	320
Variable lease cost					180	547
Total lease expense	$ 17	$ 1,088	$ 34	$ 1,476	1,496	2,025
Short-term lease cost	27		27		$ 28	$ 962
General and Administrative Expense [Member]
Operating lease cost	7	1,011	15	1,301
Variable lease cost	$ 10	61	$ 19	159
Short-term lease cost		$ 16		$ 16